As filed with the Securities and Exchange Commission on April 25, 2000
                                                Registration No. 33-26305
------------------------------------------------------------------------

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                Form N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /x/

                     PRE-EFFECTIVE AMENDMENT NO. ___                  / /

                     POST-EFFECTIVE AMENDMENT NO. 53                  /x/

                                   and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /x/

                             AMENDMENT NO. 55                         /x/

              _____________________________________________

                            BLACKROCK FUNDSSM


            (Exact Name of Registrant as Specified in Charter)

Bellevue Corporate Center    Brian Kindelan, Esq.      copy to:
400 Bellevue Parkway         BlackRock Advisors, Inc.  Sarah E. Cogan, Esq.
Suite 100                    1600 Market Street,       Simpson Thacher &
Wilmington, Delaware 19809     28th Floor                Bartlett
(Address of Principal        Philadelphia, PA  19103   425 Lexington Avenue
  Executive Offices)         (Name and Address of      New York, New York 10017
 Registrant's Telephone        Agent for Service)
 Number
(302) 792-2555
              _____________________________________________

It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on May 10, 2000 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(i)
     [ ] on (date) pursuant to paragraph (a)(i)
     [ ] 75 days after filing pursuant to paragraph (a)(ii)
     [ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:
     [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             EXPLANATORY NOTE

The prospectuses for the Service, Investor A, Investor B, Investor C and Institutional Shares of the Low Duration Bond, Intermediate Government Bond, Intermediate Bond, Core Bond, High Yield Bond, GNMA, Government Income, Managed Income, International Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Kentucky Tax-Free Income, Delaware Tax-Free Income, Money Market, Municipal Money Market, U.S. Treasury Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, New Jersey Municipal Money Market, Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Mid-Cap Value Equity, International Equity, International Emerging Markets, International Small Cap Equity, Balanced, Small Cap Growth Equity, Mid-Cap Growth Equity, Micro-Cap Equity and Select Equity Portfolios, each dated January 28, 2000, are incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on January 28, 2000.

The prospectus for the BlackRock Shares of the Low Duration Bond, Core Bond, Intermediate Bond and High Yield Bond Portfolios, dated January 28, 2000, is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on January 28, 2000.

The prospectuses for the shares of the BlackRock Strategic Portfolio I, BlackRock Strategic Portfolio II and the Multi-Sector Mortgage Securities Portfolio III, each dated December 6, 1999, are incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A on December 6, 1999.

The prospectus for the shares of the Multi-Sector Mortgage Securities Portfolio IV, dated January 28, 2000, is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 50 to its
Registration Statement on Form N-1A on January 28, 2000.

The prospectus for the Hilliard Lyons Shares of the Money Market
Portfolio and the Municipal Money Market Portfolio, dated October 5, 1999, is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A on October 5, 1999.

The prospectuses for the Service, Investor A, Investor B, Investor C and Institutional Shares of the Global Science & Technology Portfolio are incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 51 to its Registration Statement on Form N-1A on February 15, 2000.

The prospectuses for the Service, Investor A, Investor B, Investor C and Institutional Shares of the European Equity and Asia Pacific Equity Portfolios and BlackRock Shares of the Select Equity Portfolio are incorporated by reference to the Registrant's filing of Post-Effective

Amendment No. 52 to its Registration Statement on Form N-1A on March 23,
2000.

The statement of additional information for the Service, Investor A, Investor B, Investor C and Institutional Shares of the Low Duration Bond, Intermediate Government Bond, Intermediate Bond, Core Bond, High Yield Bond, Government Income, Managed Income, International Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Kentucky Tax-Free Income, Delaware Tax-Free Income, GNMA, Money Market, Municipal Money Market, U.S. Treasury Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, New Jersey Municipal Money Market, Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Mid-Cap Value Equity, International Equity, International Emerging Markets, International Small Cap Equity, Balanced, Small Cap Growth Equity, Mid-Cap Growth Equity, Select Equity and Micro-Cap Equity Portfolios, and the BlackRock Shares of the Low Duration Bond, Core Bond, Intermediate Bond and High Yield Bond Portfolios, dated January 28, 2000, is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on January 28, 2000.

The statements of additional information for the shares of the BlackRock Strategic Portfolio I, the BlackRock Strategic Portfolio II and the Multi-Sector Mortgage Securities Portfolio III, dated December 6, 1999, are incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A on December 6, 1999.

The statement of additional information for the shares of the Multi-Sector Mortgage Securities Portfolio IV, dated January 28, 2000, is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on January 28, 2000.

The statement of additional information for Hilliard Lyons Shares of the Money Market Portfolio and the Municipal Money Market Portfolio, dated October 5, 1999, is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A on October 5, 1999.

The statement of additional information for the Service, Investor A, Investor B, Investor C and Institutional Shares of the Global Science & Technology Portfolio is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 51 to its Registration Statement on Form N-1A on February 15, 2000.

The statement of additional information for the Service, Investor A, Investor B, Investor C and Institutional Shares of the European Equity and Asia Pacific Equity Portfolios is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 52 to its
Registration Statement on Form N-1A on March 23, 2000.

                             BLACKROCK FUNDSSM
                                  PART C
                            OTHER INFORMATION


Item 23.  Exhibits

     (1)  Articles of Incorporation

          (a) Declaration of Trust of the Registrant dated December 22, 1988 is incorporated herein by reference to Exhibit
               (1)(a) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (b) Amendment No. 1 to Declaration of Trust dated May 4, 1989 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 33 to Registrant's
               Registration Statement on Form N-1A filed on January 27,
               1998.

          (c)  Amendment No. 2 to the Declaration of Trust dated
               December 23, 1993 is incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (d) Amendment No. 3 to the Declaration of Trust dated January 5, 1996 is incorporated by reference to Exhibit 1(d) of Post-Effective Amendment No. 23 to Registrant's
               Registration Statement on Form N-1A (No. 33-26305) filed on October 18, 1996.

          (e)  Amendment No. 4 to the Declaration of Trust dated
               December 23, 1997 is incorporated herein by reference to Exhibit (1)(e) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

     (2)  By-laws

          (a)  Amended and Restated Code of Regulations of the
               Registrant is incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed on June 11, 1999.

     (3)  Instruments Defining Rights of Security Holders

          (a) Sections V, VIII and IX of Registrant's Declaration of Trust dated December 22, 1988 are incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form

               N-1A filed on January 27, 1998; Article II of
               Registrant's Code of Regulations is incorporated herein by reference to Exhibit (2) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

     (4)  Investment Advisory Contracts

          (a) Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. relating to all Portfolios except the Multi-Sector Mortgage Securities Portfolio III and Index Equity Portfolio is incorporated herein by reference to Exhibit (5)(a) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

          (b) Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Multi-Sector Mortgage Securities Portfolio III is incorporated herein by reference to Exhibit (5)(b) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

          (c) Addendum No. 1 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios is incorporated herein by reference to
               Exhibit 5(c) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

          (d) Form of Addendum No. 1 to Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to BlackRock Strategic Portfolio I and BlackRock Strategic Portfolio II is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed on December 18, 1996.

          (e) Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the International Small Cap Equity Portfolio is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed on August 19, 1997.

          (f) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and BlackRock Financial Management, Inc. with respect to the Managed Income, Tax-Free Income,
               Intermediate Government Bond, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Low Duration Bond,

               Intermediate Bond, Government Income, New Jersey Tax-Free Income and Core Bond Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

          (g) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and Provident Capital Management, Inc. with respect to the Large Cap Value Equity, Small Cap Value Equity and Select Equity Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

          (h) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Large Cap Growth Equity and Small Cap Growth Equity Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

          (i) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Institutional Management Corporation with respect to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Pennsylvania Municipal Money Market, Ohio Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

          (j) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and CastleInternational Asset Management Limited with respect to the International Equity and International Emerging Markets Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

          (k) Sub-Advisory Agreement among PNC Asset Management Group, Inc., Provident Capital Management, Inc. and BlackRock Financial Management, Inc. with respect to the Balanced Portfolio is incorporated herein by reference to Exhibit
               (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

          (l) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and Provident Capital Management, Inc. with respect to the Mid-Cap Value Equity Portfolio is

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

               incorporated herein by reference to Exhibit 5(k) of Post-Effective Amendment No. 27 to Registrant's
               Registration Statement on Form N-1A filed on January 28,
               1997.

          (m) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Mid-Cap Growth Equity Portfolio is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

          (n) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and BlackRock Financial Management, Inc. with respect to the International Bond Portfolio is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

          (o) Form of Sub-Advisory Agreement between PNC Asset Management Group, Inc. and CastleInternational Asset Management Limited with respect to the International Small Cap Equity Portfolio is incorporated herein by reference to Exhibit 5(o) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed on August 19, 1997.

          (p) Form of Addendum No. 3 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the Micro-Cap Equity Portfolio, GNMA Portfolio, Delaware Tax-Free Income Portfolio and Kentucky Tax-Free Income Portfolio is incorporated herein by reference to Exhibit (5)(p) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (q)  Form of Sub-Advisory Agreement between PNC Asset
               Management Group, Inc. and PNC Equity Advisors Company with respect to the Micro-Cap Equity Portfolio is incorporated herein by reference to Exhibit (5)(q) of Post-Effective Amendment No. 33 to Registrant's
               Registration Statement on Form N-1A filed on January 27,
               1998.

          (r) Form of Sub-Advisory Agreement between BlackRock, Inc. and BlackRock Financial Management, Inc. with respect to the GNMA, Delaware Tax-Free Income and Kentucky Tax-Free Income Portfolios is incorporated herein by reference to Exhibit (5)(r) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

          (s) Form of Addendum No. 4 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the High Yield Bond Portfolio is incorporated herein by reference to Exhibit 5(s) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed on August 7, 1998.

          (t)  Form of Sub-Advisory Agreement between BlackRock
               Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the High Yield Bond Portfolio is incorporated herein by reference to Exhibit 5(t) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed on August 7, 1998.

          (u) Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Multi-Sector Mortgage Securities Portfolio IV is incorporated herein by reference to
               Exhibit 4(u) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed on June 11, 1999.

          (v) Form of Addendum No. 5 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Global Science & Technology, European Equity and Asia Pacific Equity Portfolios to be filed by amendment.

          (w)  Form of Sub-Advisory Agreement between BlackRock
               Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the Global Science & Technology Portfolio to be filed by amendment.

          (x)  Form of Sub-Advisory Agreement between BlackRock
               Advisors, Inc. and BlackRock International, Ltd. with respect to the European Equity and Asia Pacific Equity Portfolios to be filed by amendment.

     (5)  Underwriting Contracts

          (a) Distribution Agreement between Registrant and BlackRock Distributors, Inc. dated as of June 25, 1999 is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A filed on August 24, 1999.

          (b) Form of Appendix A to Distribution Agreement between Registrant and BlackRock Distributors, Inc. is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A filed on August 24, 1999.

     (6)  Bonus or Profit Sharing Contracts

               None.

     (7)  Custodian Agreements

          (a)  Custodian Agreement dated October 4, 1989 between
               Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit (8)(a) of Post-Effective Amendment No. 33 to Registrant's
               Registration Statement on Form N-1A filed on January 27,
               1998.

          (b) Amendment No. 1 to Custodian Agreement between Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit (8)(b) of Post-Effective
               Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (c) Amendment No. 2 dated March 1, 1993 to Custodian Agreement between Registrant and PNC Bank, National Association with respect to the Short-Term Bond, Intermediate-Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market Portfolios is incorporated herein by reference to Exhibit
               (8)(c) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (d)  Form of Appendix B to Custodian Agreement between
               Registrant and PFPC Trust Company is incorporated herein by reference to Exhibit 7(d) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed on June 11, 1999.

          (e) Sub-Custodian Agreement dated April 27, 1992 among the Registrant, PNC Bank, National Association and The Chase Manhattan Bank is incorporated herein by reference to Exhibit (8)(e) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

          (f) Global Custody Agreement between Barclays Bank PLC and PNC Bank, National Association dated October 28, 1992 is incorporated herein by reference to Exhibit (8)(f) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (g) Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated June 13, 1983 is incorporated herein by reference to Exhibit
               (8)(g) of Post-Effective Amendment No. 34 to Registrant's

               Registration Statement on Form N-1A filed on February 13,
               1998.

          (h) Amendment No. 1 to Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated November 21, 1989 is incorporated herein by reference to Exhibit (8)(h) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

          (i) Subcustodial Services Agreement dated January 10, 1996 between PNC Bank, National Association and Citibank, N.A. is incorporated herein by reference to Exhibit 8(j) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

     (8)  Other Material Contracts

          (a) Form of Administration Agreement among Registrant, BlackRock Advisors, Inc. and PFPC Inc. is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed on June 11, 1999.

          (b) Forms of Appendix A and Appendix B to Administration Agreement among Registrant, BlackRock Advisors, Inc. and PFPC Inc. are incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A filed on August 11, 1999.

          (c) Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit (9)(e) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (d)  Amendment No. 1 to Transfer Agency Agreement dated
               October 4, 1989 between Registrant and PFPC Inc. relating to the Tax-Free Income Portfolio is incorporated herein by reference to Exhibit (9)(f) of Post-Effective
               Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (e) Amendment No. 2 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Pennsylvania Municipal Money Market, Ohio Municipal Money Market, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Large Cap Value Equity, Index Equity and Small Cap Value Equity Portfolios is incorporated herein by reference to Exhibit
               (9)(g) of Post-Effective Amendment No. 33 to Registrant's

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

               Registration Statement on Form N-1A filed on January 27,
               1998.

          (f) Amendment No. 3 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Short-Term Bond, Intermediate-Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (9)(h) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (g) Amendment No. 4 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to Series B Investor Shares of the Money Market, Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Intermediate-Term Bond, Small Cap Growth Equity, Core Equity, International Fixed Income, Government Income, International Emerging Markets, International Equity and Balanced Portfolios is incorporated herein by reference to Exhibit (9)(i) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

          (h) Form of Appendix C to Transfer Agency Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit 8(h) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed on June 11, 1999.

          (i) License Agreement dated as of December 1, 1995 between the Registrant and Compass Capital Group, Inc. is incorporated herein by reference to Exhibit 9(q) of Post-Effective Amendment No. 27 to Registrant's
               Registration Statement on Form N-1A filed on January 28,
               1997.

          (j) Share Acquisition Agreement dated April 29, 1998 by and among Registrant and PNC Bank, National Association and PNC Bank, Delaware, respectively, each as trustee for certain of the common trust funds listed therein is incorporated herein by reference to Exhibit 9(l) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed on April 29, 1998.

          (k) Form of Expense Limitation Agreement dated as of January 28, 1999 between Registrant and BlackRock Advisors, Inc. is incorporated herein by reference to Exhibit 8(k) of Post-Effective Amendment No. 41 to Registrant's

               Registration Statement on Form N-1A filed on January 28,
               1999.

     (9)  Legal Opinion

          (a)  Opinion of Counsel to be filed by amendment.

     (10) Other Opinions

          (a)  None.

     (11) Omitted Financial Statements

          (a)  None.

     (12) Initial Capital Agreements

          (a) Form of Purchase Agreement between Registrant and Registrant's distributor relating to Classes A-1, B-1, C-1, D-2, E-2, F-2, G-2, H-2, I-1, I-2, J-1, J-2, K-2,
               L-2, M-2, N-2, O-2, P-2, D-1, E-1, F-1, G-1, H-1, K-1,
               L-1, M-1, N-1, O-1, P-1, A-2, B-2, C-2, I-2, J-2, A-3,
               B-3, C-3, D-3, E-3, F-3, G-3, H-3, I-3, J-3, K-3, L-3,
               M-3, N-3, O-3, P-3, Q-1, Q-2, Q-3, R-1, R-2, R-3, S-1,
               S-2, S-3, T-1, T-2, T-3, U-1, U-2, U-3, A-4, D-4, E-4,
               F-4, G-4, H-4, K-4, L-4, M-4, N-4, O-4, P-4, R-4, S-4,
               T-4, U-4, W-4, X-4, Y-4, V-1, V-2, V-3, W-1, W-2, W-3,
               X-1, X-2, X-3, Y-1, Y-2, Y-3, Z-1, Z-2, Z-3, AA-1, AA-2,
               AA-3, AA-4, AA-5, BB-1, BB-2, BB-3, BB-4, BB-5, CC-3,
               A-5, B-4, B-5, C-4, C-5, I-4, I-5, J-4, J-5, Q-4, Q-5,
               V-4, V-5, Z-4, Z-5, X-1, X-3, D-5, E-5, F-5, G-5, H-5,
               K-5, L-5, M-5, N-5, O-5, P-5, R-5, S-5, T-5, U-5, W-5,
               X-5, Y-5, DD-1, DD-2, DD-3, DD-4, DD-5, EE-1, EE-2, EE-3,
               EE-4, EE-5, R-6, BB-6, FF-3, GG-3, HH-1, HH-2, HH-3,
               HH-4, HH-5, II-1, II-2, II-3, II-4, II-5, S-6, JJ-1,
               JJ-2, JJ-3, JJ-4, JJ-5, KK-1, KK-2, KK-3, KK-4, KK-5,
               LL-1, LL-2, LL-3, LL-4 and LL-5 is incorporated herein by reference to Exhibit (13)(a) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

          (b) Form of Purchase Agreement between Registrant and Registrant's distributor relating to Classes MM-1, MM-2, MM-3, MM-4, MM-5 and MM-6 is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed on August 7, 1998.

          (c) Form of Purchase Agreement between Registrant and Registrant's distributor relating to Class NN-3 is incorporated herein by reference to Exhibit 12(c) of Post-Effective Amendment No. 42 to Registrant's

               Registration Statement on Form N-1A filed on June 11,
               1999.

          (d)  Form of Purchase Agreement between Registrant and
               Registrant's distributor relating to Classes A-7 and C-7 is incorporated herein by reference to Exhibit 12(d) of Post-Effective Amendment No. 43 to Registrant's
               Registration Statement on Form N-1A filed on August 6,
               1999.

          (e)  Form of Purchase Agreement between Registrant and
               Registrant's distributor relating to Classes OO-1, OO-2, OO-3, OO-4 and OO-5 to be filed by amendment.


          (f)  Form of Purchase Agreement between Registrant and
               Registrant's distributor relating to Classes PP-1, PP-2, PP-3, PP-4 and PP-5, QQ-1, QQ-2, QQ-3, QQ-4, QQ-5 and U-6
               to be filed by amendment.

     (13) Rule 12b-1 Plan

          (a) Amended and Restated Distribution and Service Plan for Service, Series A Investor, Series B Investor, Series C Investor, Institutional and BlackRock Shares is incorporated herein by reference to Exhibit (15) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

          (b) Form of Appendix A to Amended and Restated Distribution and Service Plan is incorporated herein by reference to
               Exhibit 13(b) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A filed on August 11, 1999.

     (14) Intentionally Omitted.

     (15) Rule 18f-3 Plan

          (a) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A filed on August 24, 1999.

     (16) Codes of Ethics

          (b) Code of Ethics of BlackRock Funds is incorporated herein by reference to Exhibit 16(a) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed on March 23, 2000.

          (b) Code of Ethics of BlackRock, Inc. is incorporated herein by reference to Exhibit 16(b) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed on March 23, 2000.

          (c) Code of Ethics of BlackRock Distributors, Inc. is incorporated herein by reference to Exhibit 16(c) of Post-Effective Amendment No. 52 to Registrant's
               Registration Statement on Form N-1A filed on March 23,
               2000.


     (99) (a) Power of Attorney of David R. Wilmerding dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

          (b) Power of Attorney of William O. Albertini dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

          (c) Power of Attorney of Raymond J. Clark dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

          (d) Power of Attorney of Robert M. Hernandez dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

          (e) Power of Attorney of Anthony M. Santomero dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

Item 24.  Persons Controlled by or under Common Control with the Fund.

          None.


Item 25.  Indemnification

                 Indemnification of Registrant's principal underwriter against certain losses is provided for in Section 7 of the Distribution Agreement incorporated by reference herein as Exhibit 5(a). Indemnification of Registrant's Custodian, Transfer Agent and Administrators is provided for, respectively, in Section 22 of the Custodian Agreement incorporated by reference herein as Exhibit 7(a),
Section 17 of the Transfer Agency Agreement incorporated by reference herein as Exhibit 8(c) and Section 11 of the Administration Agreement incorporated by reference herein as Exhibit 8(a). Registrant intends to obtain from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In addition,
Section 9.3 of the Registrant's Declaration of Trust incorporated by reference herein as Exhibit 1(a) provides as follows:

                 Indemnification of Trustees, Officers, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this
         Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

                 The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

                 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                 Section 9.6 of the Registrant's Declaration of Trust, filed herein as Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

                 Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Item 26.         Business and Other Connections of Investment Advisers

                 (a) BlackRock Advisors, Inc. is an indirect majority-owned subsidiary of PNC Bank Corp. BlackRock Advisors, Inc. was organized in 1994 for the purpose of providing advisory services to investment companies. The list required by this Item 26 of officers and directors of BlackRock Advisors, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

                   (b) BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) ("BIMC") is an indirect majority-owned subsidiary of PNC Bank Corp. The list required by this Item 26 of officers and directors of BIMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

                  (c)   BlackRock Financial Management, Inc.
("BlackRock") is an indirect majority-owned subsidiary of PNC Bank Corp. BlackRock currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 26 of officers and directors of BlackRock, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48433).

                   (d)  BlackRock International, Ltd. (formerly
CastleInternational Asset Management Limited) ("BIL") is an indirect majority-owned subsidiary of PNC Bank Corp. The list required by this
Item 26 of officers and directors of BIL, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIL pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

Item 27.         Principal Underwriters
                 (a)     Not applicable.

                 (b) The information required by this Item 27 with respect to each director, officer or partner of BlackRock Distributors, Inc. (formerly Compass Distributors, Inc.) is incorporated by reference to Schedule A of FORM BD filed by BlackRock Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 8-48775).

                 (c)     Not applicable.

Item 28.         Location of Accounts and Records
                         (1) PFPC Trust Company, 200 Stevens Drive, Lester, PA 19113 (records relating to its functions as custodian).

                         (2)      BlackRock Distributors, Inc., Four
                                  Falls Corporate Center, 6th Floor, West
                                  Conshohocken, PA 19428-2961 (records
                                  relating to its functions as
                                  distributor).

                         (3)      BlackRock Advisors, Inc. (formerly
                                  BlackRock, Inc.), 345 Park Avenue, New
                                  York, New York 10154 (records relating
                                  to its functions as investment adviser
                                  and co-administrator).

                         (4)      BlackRock Institutional Management
                                  Corporation (formerly PNC Institutional
                                  Management Corporation), Bellevue
                                  Corporate Center, 400 Bellevue Parkway,
                                  Wilmington, Delaware 19809 (records
                                  relating to its functions as investment
                                  sub-adviser).

                         (5) BlackRock Financial Management, Inc., 345 Park Avenue, New York, New York 10154; and 1600 Market Street, 27th Floor, Philadelphia, Pennsylvania 19103 (records relating to its functions as investment adviser and sub-adviser).

                         (6) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as co-administrator, transfer agent and dividend disbursing agent).

                         (7) The Chase Manhattan Bank, N.A., 1285 Avenue of the Americas, New York, New York 10019 (records relating to its function as sub-custodian).

                         (8) BlackRock International, Ltd. (formerly CastleInternational Asset Management
                                  Limited), 7 Castle Street, Edinburgh,
                                  Scotland, EH2 3AM (records relating to
                                  its functions as investment
                                  sub-adviser).

                         (9) Citibank, N.A., 111 Wall Street, 23rd Floor, Zone 6, New York, NY 10043 (records relating to its functions as sub-custodian).

                         (10) BlackRock Financial Management, Inc., 1600 Market Street, 28th Floor,
                                  Philadelphia, PA 19103 (Registrant's
                                  declaration of trust, code of
                                  regulations and minute books).

Item 29.         Management Services

                 None.

Item 30.         Undertakings

                 None.

                                SIGNATURES

                 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 25th day of April, 2000.

                                  BLACKROCK FUNDSSM
                                  Fund



                                  By /s/ Raymond J. Clark
                                     ------------------------------
                                         Raymond J. Clark,
                                         President and Treasurer
                                         (Principal Executive Officer)


                 Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

     Signature                    Title                             Date

/s/ Raymond J. Clark              Trustee, President and
(Raymond J. Clark)                Treasurer                April 25, 2000


*David R. Wilmerding, Jr.         Chairman of the Board    April 25, 2000
(David R. Wilmerding, Jr.)


*Anthony M. Santomero             Vice-Chairman of         April 25, 2000
(Anthony M. Santomero)            the Board


*William O. Albertini             Trustee                  April 25, 2000
(William O. Albertini)


*Robert M. Hernandez              Trustee                  April 25, 2000
(Robert M. Hernandez)

*By:   /s/ Karen H. Sabath
          Karen H. Sabath, Attorney-in-fact